Accumulated Other Comprehensive income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses), tax	¥ 788	¥ (2,037)	¥ (971)
Reclassification adjustment included in net income, tax	559	(341)	(716)
Foreign currency translation adjustments
Net unrealized gains (losses), tax	(9,385)	(2,921)	7,000
Reclassification adjustment included in net income, tax	(809)	0	120
Defined benefit pension plans
Net unrealized gains (losses), tax	2,422	(2,969)	(3,960)
Reclassification adjustment included in net income, tax	(160)	(15)	85
Net unrealized gains (losses) on investment in securities
Net unrealized gains (losses), tax	(1,962)	3,579	15,416
Reclassification adjustment included in net income, tax	¥ 8,255	¥ 9,582	¥ 8,501